Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consisted of the following:
	As of September 30,	As of June 30,
	2024	2024
	(Unaudited)	(Audited)
Internal use software development	$5,151,060	$3,743,716
Less: accumulated amortization	(920,334)	(612,780)
Total intangible assets, net	$4,230,726	$3,130,936
Intangible assets, net consisted of the following:
	As of June 30,	As of June 30,
	2024	2023

Internal use software development	$3,743,716	$-
Less: accumulated amortization	(612,780)	-
Total intangible assets, net	$3,130,936	$-

Schedule of Amortization Expense	The following table sets forth the Company’s amortization expense for the next five years ending:
Amortization
expenses
Twelve months ending September 30, 2025	$891,067
Twelve months ending September 30, 2026	874,100
Twelve months ending September 30, 2027	874,100
Twelve months ending September 30, 2028	874,100
Twelve months ending September 30, 2029	717,359
Total	$4,230,726
The following table sets forth the Company’s amortization expense for the next five years ending:
Amortization
expenses
Twelve months ending June 30, 2025	$795,017
Twelve months ending June 30, 2026	636,143
Twelve months ending June 30, 2027	636,143
Twelve months ending June 30, 2028	636,143
Twelve months ending June 30, 2029	427,490
Total	$3,130,936